Trade Payables	12 Months Ended
Dec. 31, 2020
Trade Payables [Abstract]
Trade payables

21. Trade payables

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Trade payables	27,310	34,697

Terms and conditions of the above financial liabilities are as follows:

•	Trade payables are non‑interest‑bearing and are normally settled on terms ranging from 1 to 30 days; and
•	For explanations on the Group’s liquidity risk management processes, refer to Note 18.4.